PROPERTY, PLANT AND EQUIPMENT - Schedule of Supplementary Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Additions to property, plant and equipment	$ 65,527	$ 134,110	$ 149,293
Changes in prepayments for property, plant and equipment	(645)	(9,587)	5,671
Changes in payables for property, plant and equipment	115	(103)	275
Transfer from inventories	0	0	(37,423)
Payments for acquisitions of property, plant and equipment	$ 64,997	$ 124,420	$ 117,816